UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.2960 N. Meridian Street, Suite 300	Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	4/30

Date of reporting period:	01/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
January 31, 2008
(Unaudited)

Common Stocks - 97.48%	Shares	Value

Aircraft Engines & Engine Parts - 1.56%
United Technologies Corp.	3,500	$ 256,935

Beverages - 1.88%
Constellation Brands, Inc. - Class A (a)	14,809	309,508

Biological Products - 1.46%
Amgen, Inc. (a)	5,156	240,218

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.40%
Del Monte Foods Co.	25,675	230,305

Cogeneration Services & Small Power Producers - 1.33%
The AES Corp. (a)	11,473	218,905

Computer Communications Equipment - 1.93%
Cisco Systems, Inc. (a)	12,906	316,197

Computer Storage Devices - 1.41%
Seagate Technology	11,396	230,997

Computers & Office Equipment - 1.77%
International Business Machines Corp.	2,703	290,140

Consulting Services - 1.13%
Accenture, Ltd.	5,378	186,186

Crude Petroleum & Natural Gas - 4.63%
Apache Corp.	2,802	267,423
Chesapeake Energy Corp.	6,502	242,069
Devon Energy Corp.	2,951	250,776
		760,268

Drilling Oil & Gas Wells - 1.44%
Nabors Industries Ltd. (a)	8,698	236,760

Electric Services - 1.43%
FirstEnergy Corp.	3,297	234,812

Electronic Computers - 1.50%
Dell, Inc. (a)	12,319	246,873

Finance Lessors - 1.57%
American International Group, Inc.	4,684	258,369

Fire, Marine & Casualty Insurance - 5.38%
Chubb Corp.	5,389	279,096
HCC Insurance Holdings, Inc.	12,288	342,344
Philadelphia Consolidated Holding Corp. (a)	7,341	262,808
		884,248

General Industrial Machinery & Equipment - 1.48%
Ingersoll-Rand Co. Ltd. - Class A	6,129	242,218

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 97.48% - continued	Shares	Value

Hospital & Medical Service Plans - 1.65%
CIGNA Corp.	5,525	$ 271,609

Household Appliances - 0.87%
Whirlpool Corp.	1,682	143,155

Industrial Instruments For Measurement, Display & Control - 2.99%
Danaher Corp.	3,348	249,259
Roper Industries, Inc.	4,328	242,022
		491,281

Insurance Agents, Brokers & Service - 1.54%
Hartford Financial Services Group, Inc.	3,136	253,295

National Commercial Banks - 3.87%
Bank of America Corp.	7,646	339,100
Citigroup, Inc.	10,528	297,100
		636,200

Natural Gas Distribution - 1.31%
MDU Resources Group, Inc.	8,307	215,317

Personal Credit Institutions - 1.06%
The First Marblehead Corp.	10,615	174,511

Petroleum Refining - 3.01%
Tesoro Corp.	6,465	252,458
Valero Energy Corp.	4,082	241,613
		494,071

Pharmaceutical Preparations - 4.68%
Forest Laboratories, Inc. (a)	6,004	238,779
Johnson & Johnson	4,573	289,288
Watson Pharmaceuticals, Inc. (a)	9,201	240,238
		768,305

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.30%
The Dow Chemical Co.	5,523	213,519

Public Building & Related Furniture - 1.06%
Johnson Controls, Inc.	4,935	174,551

Radio/TV Equipment - 1.67%
L-3 Communications Holdings, Inc.	2,474	274,193

Railroads, Line-Haul Operating - 1.15%
Burlington Northern Santa Fe Corp.	2,188	189,306

Retail - Auto & Home Supply Stores - 1.53%
AutoZone, Inc. (a)	2,078	251,189

Retail - Department Stores - 2.74%
Kohl's Corp. (a)	5,051	230,528
Wal-Mart Stores, Inc.	4,320	219,802
		450,330

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 97.48% - continued	Shares	Value

Retail - Lumber & Other Building Materials Dealers - 1.34%
Home Depot, Inc.	7,163	$ 219,689

Retail - Drug Stores & Proprietary Stores - 1.26%
Walgreen Co.	5,915	207,676

Retail - Grocery Stores - 1.31%
The Kroger Co.	8,482	215,867

Retail - Variety Stores - 2.97%
Costco Wholesale Corp.	3,589	243,837
Target Corp.	4,394	244,218
		488,055

Rubber & Plastics Footwear - 2.02%
NIKE, Inc. - Class B	5,377	332,083

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.64%
Northrop Grumman Corp.	3,392	269,189

Security Brokers, Dealers & Flotation Companies - 3.26%
Lehman Brothers Holdings, Inc.	4,205	269,835
The Goldman Sachs Group, Inc.	1,322	265,418
		535,253

Semiconductors & Related Devices - 5.60%
MEMC Electronic Materials, Inc. (a)	3,750	267,975
Novellus Systems, Inc. (a)	7,240	172,022
Texas Instruments, Inc.	9,145	282,855
Xilinx, Inc.	9,045	197,814
		920,666

Services - Computer Processing & Data Preparation - 1.53%
Fiserv, Inc. (a)	4,883	250,840

Services - Hospitals - 2.23%
Pediatrix Medical Group, Inc. (a)	5,371	365,711

Services - Medical Laboratories - 1.89%
Laboratory Corporation of America Holdings (a)	4,208	310,887

Services - Prepackaged Software - 1.83%
Oracle Corp. (a)	14,665	301,366

Services - Racing, Including Track Operation - 1.33%
International Speedway Corp. - Class A	5,336	218,456

Ship & Boat Building & Repairing - 1.54%
General Dynamics Corp.	3,004	253,718
	.
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.88%
Proctor & Gamble Co.	4,672	308,118

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.35%
Nucor Corp.	3,849	222,472

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 97.48% - continued	Shares	Value

Wholesale - Computers & Peripheral Equipment & Software - 1.41%
Ingram Micro, Inc. (a)	13,063	$ 232,260

Wholesale - Industrial Machinery & Equipment - 1.36%
Airgas, Inc.	4,821	223,743

TOTAL COMMON STOCKS (Cost $17,449,579)		16,019,820

Exchange-Traded Funds - 2.13%
iShares Dow Jones U.S. Transportation Average Index Fund	1,703	144,534
SPDR Trust, Series 1	1,500	206,055

TOTAL EXCHANGE-TRADED FUNDS (Cost $353,161)		350,589

Money Market Securities - 1.22%
Huntington Money Market Fund, 3.14% (b)	200,357	200,357

TOTAL MONEY MARKET SECURITIES (Cost $200,357)		200,357

TOTAL INVESTMENTS (Cost $18,003,097) - 100.83%		$ 16,570,766

Liabilities in excess of other assets - (0.83)%		(136,666)

TOTAL NET ASSETS - 100.00%		$ 16,434,100

(a) Non-income producing
(b) Variable rate security; the rate shown represents the yield at January 31, 2008.

Tax Related
Unrealized appreciation		$ 403,219
Unrealized depreciation		(1,835,550)
Net unrealized depreciation		$ (1,432,331)

Aggregate cost of securities for income tax purposes		$ 18,003,097

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Related Notes to the Schedule of Investments

January 31, 2008 (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are   amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date__3/26/08_________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date__3/26/08_______

By

/s/ William Murphy
William Murphy, Interim Treasurer

Date____3/26/08_________